Fair Value Measurements - Schedule of fair value of warrant liabilities (Detail) - Apex Technology Acquisition Corp [Member] - USD ($)		3 Months Ended		9 Months Ended	12 Months Ended
		Mar. 31, 2021		Dec. 31, 2019	Dec. 31, 2020
Private Placement Warrants [Member]
Fair value beginning balance		$ 2,519,000			$ 822,150
Initial measurement on September 19, 2019				$ 724,950
Change in valuation inputs or other assumptions		(1,121,850)	[1]	97,200	1,696,950	[2]
Fair value ending balance		1,397,250		822,150	2,519,000
Public [Member]
Fair value beginning balance		74,900,000
Initial measurement on September 19, 2019				23,275,000
Change in valuation inputs or other assumptions		(29,050,000)	[1]	(175,000)
Transfer from Level 3 to Level 2 measurement				(23,100,000)
Fair value ending balance		45,850,000			74,900,000
Warrants Liabilities [Member]
Fair value beginning balance		77,419,100
Change in valuation inputs or other assumptions	[1]	(30,171,850)
Fair value ending balance		47,247,250			77,419,100
Warrants Liabilities [Member] | Level 3 [Member]
Fair value beginning balance		$ 2,519,000			82,500
Initial measurement on September 19, 2019				23,299,950
Change in valuation inputs or other assumptions				(77,800)	1,696,950	[2]
Transfer from Level 3 to Level 2 measurement				(23,100,000)
Fair value ending balance				$ 82,500	$ 2,519,000

[1]	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the consolidated statement of operations.
[2]	Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $23,100,000 during the period from April 5, 2019 through December 31, 2019.